Other income (Tables)	6 Months Ended
Dec. 31, 2023
Other income
Summary of other income

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Tax refund	1,279	3,231	2,660	469
Government grants (i)	46,587	16,663	8,807	8,091
Income from depositary bank (ii)	4,274	6,037	6,468	10,433
	52,140	25,931	17,935	18,993

Notes:

(i)	Government grants mainly represented unconditional cash awards granted by the local authorities in the PRC. During the year ended June 30, 2022, government grants also included subsidies obtained by the subsidiaries in the U.S. under the Paycheck Protection Program Rule with an aggregated amount of USD1,320,000 (equivalent to RMB8,548,000).
(ii)	The Company received an initial payment of USD4,690,000 (equivalent to RMB30,995,000) from depositary bank in December 2020, in connection with the establishment and maintenance of depositary receipt. The amount was amortized using the straight-line method over a five-year arrangement period. In addition, the Company received rebate of fees from depositary bank of USD1,107,000 (equivalent to RMB7,940,000) during the six months ended December 31, 2023.